Parent Company Condensed Financial Information - Balance Sheets (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Financial Information [Line Items]
Cash	$ 143,831	$ 108,356	$ 234,928	$ 337,711	$ 270,526	$ 108,196
Other assets	93,522	103,026		120,395
Total Assets	4,906,744	4,533,190		4,526,702
Long-term debt	65,661	67,429
Other liabilities	46,001	48,300		88,550
Total Liabilities	4,300,847	3,961,884		3,989,280
Total Shareholders' Equity	605,897	571,306	555,428	537,422	490,526	578,665
Total Liabilities and Shareholders' Equity	4,906,744	4,533,190		4,526,702
Parent Company [Member]
Condensed Financial Information [Line Items]
Cash		14,852		12,202	13,684	110,889
Bank subsidiary		553,825		523,664
Nonbank subsidiaries		19,561		19,934
Other assets		4,441		3,129
Total Assets		592,679		558,929
Long-term debt		20,619		20,619
Other liabilities		754		888
Total Liabilities		21,373		21,507
Total Shareholders' Equity		571,306		537,422
Total Liabilities and Shareholders' Equity		$ 592,679		$ 558,929